CONCENTRATIONS OF CREDIT RISK	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK

NOTE 15 - CONCENTRATIONS OF CREDIT RISK

The Company maintains its cash in bank deposit accounts, which may, at times, may exceed federally insured limits. The Company had $0 and $0 cash balance in excess of FDIC insured limits at March 31, 2025 and December 31, 2024, respectively.

NOTE 17 - CONCENTRATIONS OF CREDIT RISK

(a) Cash The Company maintains its cash in bank deposit accounts, which may, at times, may exceed federally insured limits. The Company had zero cash balance in excess of FDIC insured limits at December 31, 2024 and 2023.